Portfolio of Investments
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 1.1%
Diversified Telecommunication Services 0.1%
EchoStar Corp., Class A(a)	67,530	1,622,746
Entertainment 0.1%
AMC Entertainment Holdings, Inc., Class A(a)	88,400	1,267,656
Interactive Media & Services 0.4%
Bumble, Inc., Class A(a)	69,525	1,981,463
Cars.com, Inc.(a)	101,165	1,047,058
Eventbrite, Inc., Class A(a)	129,015	1,513,346
MediaAlpha, Inc.(a)	16,183	163,448
Yelp, Inc.(a)	44,669	1,313,715
Total		6,019,030
Media 0.5%
Emerald Holding, Inc.(a)	194,600	651,910
Entravision Communications Corp., Class A	91,400	478,022
Nexstar Media Group, Inc., Class A	26,100	4,573,242
Stagwell, Inc.(a)	81,500	644,665
TEGNA, Inc.	16,600	363,540
Total		6,711,379
Total Communication Services		15,620,811
Consumer Discretionary 9.2%
Auto Components 0.9%
Adient PLC(a)	35,800	1,266,962
American Axle & Manufacturing Holdings, Inc.(a)	147,010	1,192,251
Fox Factory Holding Corp.(a)	113,725	9,327,725
Goodyear Tire & Rubber Co. (The)(a)	101,900	1,316,548
Total		13,103,486
Automobiles 0.1%
Winnebago Industries, Inc.	32,392	1,601,784
Diversified Consumer Services 0.4%
Bright Horizons Family Solutions, Inc.(a)	15,731	1,424,442
Graham Holdings Co., Class B	3,056	1,873,389
H&R Block, Inc.	36,400	1,282,736
Perdoceo Education Corp.(a)	76,389	833,404
Total		5,413,971
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 2.0%
Boyd Gaming Corp.	36,904	2,168,848
Brinker International, Inc.(a)	33,500	1,016,725
Dine Brands Global, Inc.	3,500	257,215
El Pollo Loco Holdings, Inc.(a)	59,900	620,564
F45 Training Holdings, Inc.(a)	124,898	794,351
International Game Technology PLC	149,900	3,210,858
Jack in the Box, Inc.	12,600	860,580
Life Time Group Holdings, Inc.(a)	158,041	2,315,301
Marriott Vacations Worldwide Corp.	22,377	3,305,530
Papa John’s International, Inc.	14,476	1,274,033
Planet Fitness, Inc., Class A(a)	55,970	3,938,609
Potbelly Corp.(a)	48,200	267,992
Red Rock Resorts, Inc., Class A	37,000	1,433,010
Six Flags Entertainment Corp.(a)	74,493	2,186,370
Texas Roadhouse, Inc.	38,916	3,034,280
Travel + Leisure Co.	18,700	955,757
Total		27,640,023
Household Durables 1.7%
Bassett Furniture Industries, Inc.	20,200	328,856
Century Communities, Inc.	52,325	2,844,910
Ethan Allen Interiors, Inc.	55,900	1,300,234
Green Brick Partners, Inc.(a)	15,800	384,256
Helen of Troy Ltd.(a)	19,670	3,642,688
Hooker Furnishings Corp.	48,500	838,565
KB Home	44,100	1,521,009
La-Z-Boy, Inc.	50,700	1,294,371
LGI Homes, Inc.(a)	8,400	823,116
M/I Homes, Inc.(a)	28,508	1,332,749
Meritage Homes Corp.(a)	28,142	2,400,794
Sonos, Inc.(a)	114,363	2,530,853
Taylor Morrison Home Corp., Class A(a)	40,600	1,176,182
Tri Pointe Homes, Inc.(a)	118,282	2,492,202
Tupperware Brands Corp.(a)	98,800	655,044
Total		23,565,829
Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 0.5%
Global-e Online Ltd.(a)	36,188	697,343
PetMed Express, Inc.	29,400	647,682
Shutterstock, Inc.	58,865	3,543,673
Xometry, Inc., Class A(a)	41,316	1,405,157
Total		6,293,855
Leisure Products 0.1%
Johnson Outdoors, Inc., Class A	18,800	1,225,196
Vista Outdoor, Inc.(a)	7,100	273,634
Total		1,498,830
Multiline Retail 0.2%
Franchise Group, Inc.	11,900	472,073
Macy’s, Inc.	126,700	2,996,455
Total		3,468,528
Specialty Retail 2.7%
Aaron’s Co., Inc. (The)	66,800	1,306,608
Abercrombie & Fitch Co., Class A(a)	34,250	700,070
American Eagle Outfitters, Inc.	46,500	563,115
Asbury Automotive Group, Inc.(a)	7,900	1,431,085
Big 5 Sporting Goods Corp.	49,800	634,950
Cato Corp. (The), Class A	69,400	905,670
Designer Brands, Inc.	19,500	302,835
Floor & Decor Holdings, Inc.(a)	19,144	1,444,223
Foot Locker, Inc.	30,700	1,012,486
Genesco, Inc.(a)	76,634	4,315,260
Group 1 Automotive, Inc.	7,600	1,364,884
Haverty Furniture Companies, Inc.	47,800	1,350,828
Hibbett, Inc.	41,325	2,097,244
Kirkland’s, Inc.(a)	144,200	834,918
Lithia Motors, Inc., Class A	7,476	2,276,218
LL Flooring Holdings, Inc.(a)	27,300	327,873
MarineMax, Inc.(a)	43,532	1,802,660
National Vision Holdings, Inc.(a)	94,578	2,661,425
ODP Corp. (The)(a)	29,730	1,135,389
OneWater Marine, Inc., Class A	32,000	1,094,400
Petco Health & Wellness Co., Inc.(a)	324,895	5,185,324
Rent-A-Center, Inc.	34,200	941,868
Sleep Number Corp.(a)	6,800	312,324
Common Stocks (continued)
Issuer	Shares	Value ($)
Sonic Automotive, Inc., Class A	28,600	1,304,446
Tilly’s, Inc.	33,600	278,208
Urban Outfitters, Inc.(a)	30,800	648,340
Zumiez, Inc.(a)	14,700	482,307
Total		36,714,958
Textiles, Apparel & Luxury Goods 0.6%
Fossil Group, Inc.(a)	44,600	327,364
G-III Apparel Group Ltd.(a)	39,900	999,894
Lakeland Industries, Inc.(a)	35,900	639,020
Movado Group, Inc.	52,877	1,794,117
Oxford Industries, Inc.	17,553	1,600,131
Rocky Brands, Inc.	51,700	1,936,165
Vera Bradley, Inc.(a)	195,100	1,328,631
Total		8,625,322
Total Consumer Discretionary		127,926,586
Consumer Staples 2.5%
Food & Staples Retailing 1.4%
BJ’s Wholesale Club Holdings, Inc.(a)	42,300	2,447,901
Grocery Outlet Holding Corp.(a)	84,513	3,232,622
Natural Grocers by Vitamin Cottage, Inc.	33,000	582,780
Performance Food Group, Inc.(a)	123,356	5,346,249
The Chefs’ Warehouse(a)	86,800	3,101,364
United Natural Foods, Inc.(a)	108,700	4,609,967
Total		19,320,883
Food Products 0.3%
B&G Foods, Inc.	33,900	766,479
Freshpet, Inc.(a)	30,033	2,161,475
Hostess Brands, Inc.(a)	76,143	1,618,039
Total		4,545,993
Household Products 0.5%
Central Garden & Pet Co.(a)	28,100	1,269,558
Central Garden & Pet Co., Class A(a)	42,260	1,788,866
Energizer Holdings, Inc.	38,900	1,166,611
WD-40 Co.	16,725	3,157,512
Total		7,382,547

2	Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.3%
BellRing Brands, Inc.(a)	47,200	1,234,280
Medifast, Inc.	3,600	600,300
Nu Skin Enterprises, Inc., Class A	12,000	559,800
Usana Health Sciences, Inc.(a)	13,100	921,323
Total		3,315,703
Total Consumer Staples		34,565,126
Energy 7.1%
Energy Equipment & Services 1.8%
Cactus, Inc., Class A	72,436	3,797,095
ChampionX Corp.	96,541	2,246,509
Core Laboratories NV	22,800	642,504
Dril-Quip, Inc.(a)	39,400	1,238,736
Expro Group Holdings NV(a)	88,949	1,215,933
Helix Energy Solutions Group, Inc.(a)	189,700	880,208
Helmerich & Payne, Inc.	46,700	2,351,345
Liberty Energy, Inc., Class A(a)	55,800	907,866
Matrix Service Co.(a)	103,600	624,708
National Energy Services Reunited Corp.(a)	168,000	1,253,280
Newpark Resources, Inc.(a)	250,100	1,075,430
NexTier Oilfield Solutions, Inc.(a)	112,917	1,230,795
Oceaneering International, Inc.(a)	88,031	1,119,755
Oil States International, Inc.(a)	58,400	452,016
ProPetro Holding Corp.(a)	194,381	2,536,672
Select Energy Services, Inc., Class A(a)	87,500	741,125
Solaris Oilfield Infrastructure, Inc., Class A	124,313	1,675,739
TechnipFMC PLC(a)	48,000	395,520
Total		24,385,236
Oil, Gas & Consumable Fuels 5.3%
Amplify Energy Corp.(a)	20,500	182,245
Antero Resources Corp.(a)	140,000	6,003,200
Berry Corp.	101,000	1,124,130
California Resources Corp.	23,800	1,039,346
Centennial Resource Development, Inc., Class A(a)	102,700	815,438
Chesapeake Energy Corp.	30,800	2,999,304
Civitas Resources, Inc.	33,385	2,548,945
Comstock Resources, Inc.(a)	139,143	2,685,460
CVR Energy, Inc.	14,400	495,792
Common Stocks (continued)
Issuer	Shares	Value ($)
Equitrans Midstream Corp.	277,330	2,182,587
Golar LNG Ltd.(a)	112,400	2,847,092
HF Sinclair Corp.	13,900	682,490
Kosmos Energy Ltd.(a)	159,600	1,235,304
Laredo Petroleum, Inc.(a)	8,100	681,777
Matador Resources Co.	154,730	9,423,057
Murphy Oil Corp.	32,600	1,382,892
Northern Oil and Gas, Inc.	32,300	1,055,887
Oasis Petroleum, Inc.	9,400	1,492,062
Ovintiv, Inc.	78,500	4,395,215
Par Pacific Holdings, Inc.(a)	57,600	944,640
PDC Energy, Inc.	94,177	7,453,168
Range Resources Corp.(a)	41,100	1,395,345
Ranger Oil Corp.(a)	100,654	4,308,998
REX American Resources Corp.(a)	8,000	695,120
SilverBow Resources, Inc.(a)	31,375	1,211,702
SM Energy Co.	157,284	7,592,098
Talos Energy, Inc.(a)	45,700	987,120
Vertex Energy, Inc.(a)	20,000	279,800
Whiting Petroleum Corp.	36,800	3,255,328
World Fuel Services Corp.	71,895	1,782,277
Total		73,177,819
Total Energy		97,563,055
Financials 17.9%
Banks 10.8%
1st Source Corp.	35,046	1,647,863
Amalgamated Financial Corp.	28,500	619,305
Ameris Bancorp	115,720	5,275,675
Associated Banc-Corp.	57,308	1,186,276
Atlantic Union Bankshares Corp.	110,500	3,896,230
Bancorp, Inc. (The)(a)	208,899	4,351,366
Bank of Marin Bancorp	14,100	463,890
BankUnited, Inc.	29,700	1,237,302
Banner Corp.	47,812	2,778,355
BCB Bancorp, Inc.	16,800	338,856
Berkshire Hills Bancorp, Inc.	47,000	1,227,170
Brookline Bancorp, Inc.	27,100	384,007
Cadence Bank	64,718	1,729,912
Camden National Corp.	14,000	619,640

Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Carter Bankshares, Inc.(a)	16,700	246,993
Cathay General Bancorp	179,912	7,396,182
Central Pacific Financial Corp.	88,940	2,147,012
Central Valley Community Bancorp	24,600	413,280
Civista Bancshares, Inc.	12,500	266,875
CNB Financial Corp.	16,200	407,106
Columbia Banking System, Inc.	30,600	922,590
Community Bank System, Inc.	46,900	3,095,400
Community Financial Corp. (The)	6,900	264,753
Community Trust Bancorp, Inc.	26,755	1,125,048
ConnectOne Bancorp, Inc.	33,069	911,382
CrossFirst Bankshares, Inc.(a)	17,900	240,397
CVB Financial Corp.	40,100	993,678
Eagle Bancorp, Inc.	24,500	1,214,220
Enterprise Financial Services Corp.	5,700	263,967
FB Financial Corp.	21,368	897,883
Financial Institutions, Inc.	30,148	848,666
First BanCorp	179,007	2,672,575
First BanCorp	21,512	806,055
First Busey Corp.	50,600	1,186,570
First Business Financial Services, Inc.	9,400	323,360
First Commonwealth Financial Corp.	141,942	1,988,607
First Financial Bancorp	28,300	593,734
First Financial Bankshares, Inc.	91,559	3,775,893
First Financial Corp.	21,400	962,572
First Hawaiian, Inc.	36,400	932,204
First Internet Bancorp	15,200	587,480
First Interstate Bancsystem, Inc.	21,729	827,223
First Merchants Corp.	5,231	215,308
First Mid Bancshares, Inc.	12,300	463,095
First of Long Island Corp. (The)	29,600	562,992
Flushing Financial Corp.	54,900	1,268,190
FNB Corp.	102,300	1,242,945
Fulton Financial Corp.	54,454	863,096
Great Southern Bancorp, Inc.	12,200	724,070
Hancock Whitney Corp.	141,879	7,071,249
Hanmi Financial Corp.	53,800	1,255,692
Heartland Financial U.S.A., Inc.	40,316	1,783,177
Heritage Financial Corp.	23,200	605,520
Common Stocks (continued)
Issuer	Shares	Value ($)
Hilltop Holdings, Inc.	98,710	2,962,287
HomeStreet, Inc.	53,597	2,160,495
Hope Bancorp, Inc.	85,200	1,242,216
Horizon Bancorp, Inc.	52,300	939,831
Independent Bank Corp.	42,800	3,565,240
Independent Bank Corp.	86,357	1,710,732
Independent Bank Group, Inc.	46,400	3,390,912
International Bancshares Corp.	23,100	968,583
Investar Holding Corp.	15,700	346,970
Lakeland Bancorp, Inc.	60,400	937,408
Macatawa Bank Corp.	32,700	303,129
Mercantile Bank Corp.	18,000	594,900
Midland States Bancorp, Inc.	29,100	782,208
MidWestOne Financial Group, Inc.	16,500	502,095
National Bankshares, Inc.	8,200	263,630
Nicolet Bankshares, Inc.(a)	15,400	1,229,844
Northeast Bank	9,900	374,319
Northrim BanCorp, Inc.	8,200	340,792
OceanFirst Financial Corp.	136,861	2,760,486
Old National Bancorp	35,770	568,743
Orrstown Financial Services, Inc.	11,300	277,754
Pacific Premier Bancorp, Inc.	72,200	2,350,832
PacWest Bancorp	24,900	786,342
PCB Bancorp	30,900	618,927
Peapack-Gladstone Financial Corp.	35,648	1,201,338
Peoples Bancorp, Inc.	11,600	331,528
Pinnacle Financial Partners, Inc.	37,930	3,088,261
Popular, Inc.	58,100	4,747,351
Preferred Bank	10,700	733,057
Premier Financial Corp.	34,700	942,799
Primis Financial Corp.	32,500	438,750
QCR Holdings, Inc.	15,206	842,717
RBB Bancorp	21,500	461,390
Renasant Corp.	90,800	2,809,352
Republic Bancorp, Inc.	13,900	638,705
S&T Bancorp, Inc.	30,900	908,769
Sandy Spring Bancorp, Inc.	86,900	3,680,215
Sierra Bancorp	12,300	266,295
Simmons First National Corp., Class A	11,400	293,094

4	Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Texas Capital Bancshares, Inc.(a)	22,400	1,266,272
Towne Bank	21,000	619,080
Trico Bancshares	18,116	821,379
Triumph Bancorp, Inc.(a)	30,400	2,211,296
Trustmark Corp.	80,570	2,343,781
UMB Financial Corp.	47,400	4,377,390
Univest Corporation of Pennsylvania	29,149	772,448
Washington Federal, Inc.	85,628	2,778,629
Washington Trust Bancorp, Inc.	5,300	266,060
Webster Financial Corp.	15,300	751,077
WesBanco, Inc.	31,767	1,081,984
Wintrust Financial Corp.	36,231	3,166,227
Total		149,940,805
Capital Markets 1.8%
Artisan Partners Asset Management, Inc., Class A	17,300	664,493
Cowen, Inc., Class A	98,180	2,605,697
Diamond Hill Investment Group, Inc.	3,700	692,418
Evercore, Inc., Class A	27,239	3,110,694
Federated Hermes, Inc., Class B	29,200	991,924
Focus Financial Partners, Inc., Class A(a)	145,643	5,490,741
Greenhill & Co., Inc.	65,734	808,528
Houlihan Lokey, Inc., Class A	33,600	2,887,584
Oppenheimer Holdings, Inc., Class A	15,300	546,363
Perella Weinberg Partners	89,200	669,000
Stifel Financial Corp.	68,168	4,374,341
StoneX Group, Inc.(a)	11,782	884,475
Victory Capital Holdings, Inc., Class A	34,400	972,832
Virtus Investment Partners, Inc.	2,500	481,650
Total		25,180,740
Consumer Finance 0.6%
Encore Capital Group, Inc.(a)	41,422	2,531,299
Navient Corp.	78,200	1,251,200
Nelnet, Inc., Class A	15,799	1,338,017
SLM Corp.	161,600	3,165,744
Total		8,286,260
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.0%
Ambac Financial Group, Inc.(a)	106,100	1,136,331
American Equity Investment Life Holding Co.	75,340	3,033,188
AMERISAFE, Inc.	67,783	3,416,263
Argo Group International Holdings Ltd.	66,600	2,821,176
Assured Guaranty Ltd.	21,700	1,277,045
Axis Capital Holdings Ltd.	20,100	1,177,257
Brighthouse Financial, Inc.(a)	9,700	476,464
CNO Financial Group, Inc.	60,263	1,239,610
Employers Holdings, Inc.	64,718	2,679,972
Enstar Group Ltd.(a)	5,400	1,252,422
Hanover Insurance Group, Inc. (The)	3,200	469,120
Horace Mann Educators Corp.	18,304	740,580
James River Group Holdings Ltd.	31,000	792,050
Kemper Corp.	13,800	729,054
National Western Life Group, Inc., Class A	4,000	836,360
ProAssurance Corp.	97,295	2,160,922
Safety Insurance Group, Inc.	8,900	826,454
SiriusPoint Ltd.(a)	206,200	1,154,720
Trean Insurance Group, Inc.(a)	54,400	388,960
White Mountains Insurance Group Ltd.	760	946,094
Total		27,554,042
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Arlington Asset Investment Corp., Class A(a)	111,000	387,390
Blackstone Mortgage Trust, Inc.	111,700	3,474,987
Granite Point Mortgage Trust, Inc.	31,800	349,800
Great Ajax Corp.	38,861	409,983
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	77,800	2,961,846
MFA Financial, Inc.	18,725	253,162
New York Mortgage Trust, Inc.	187,400	567,822
Starwood Property Trust, Inc.	95,700	2,286,273
TPG RE Finance Trust, Inc.	23,700	248,613
Total		10,939,876
Thrifts & Mortgage Finance 1.9%
Axos Financial, Inc.(a)	117,713	4,549,607
Blue Foundry Bancorp.(a)	46,700	558,999
Bridgewater Bancshares, Inc.(a)	19,000	308,370
Essent Group Ltd.	61,060	2,612,757

Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Federal Agricultural Mortgage Corp.	8,900	934,589
FS Bancorp, Inc.	9,000	272,250
Home Bancorp, Inc.	7,300	251,047
Luther Burbank Corp.	36,600	499,224
MGIC Investment Corp.	198,600	2,766,498
NMI Holdings, Inc., Class A(a)	134,472	2,502,524
Northeast Community Bancorp, Inc.	25,700	287,840
Northfield Bancorp, Inc.	31,100	413,319
Provident Financial Services, Inc.	27,600	634,524
Radian Group, Inc.	176,100	3,787,911
Territorial Bancorp, Inc.	12,700	271,399
TrustCo Bank Corp.	42,370	1,364,738
Waterstone Financial, Inc.	34,600	598,234
William Penn Bancorp	21,300	245,802
WSFS Financial Corp.	65,300	2,793,534
Total		25,653,166
Total Financials		247,554,889
Health Care 12.2%
Biotechnology 3.9%
ACADIA Pharmaceuticals, Inc.(a)	78,118	1,261,606
ADC Therapeutics SA(a)	79,976	547,036
Alector, Inc.(a)	69,533	616,062
Alkermes PLC(a)	40,037	1,195,104
Allogene Therapeutics, Inc.(a)	53,339	422,978
Amicus Therapeutics, Inc.(a)	286,994	2,186,894
Anika Therapeutics, Inc.(a)	23,574	512,499
Apellis Pharmaceuticals, Inc.(a)	58,524	2,425,820
Arcutis Biotherapeutics, Inc.(a)	61,900	1,292,472
Arrowhead Pharmaceuticals, Inc.(a)	61,924	2,065,785
Atara Biotherapeutics, Inc.(a)	158,945	826,514
Avid Bioservices, Inc.(a)	49,173	657,443
Biohaven Pharmaceutical Holding Co., Ltd.(a)	29,749	4,275,824
Blueprint Medicines Corp.(a)	42,951	2,362,305
CareDx, Inc.(a)	59,275	1,490,766
Clementia Pharmaceuticals, Inc.(a),(b),(c),(d)	134,864	0
Coherus Biosciences, Inc.(a)	259,899	1,907,659
Cytokinetics, Inc.(a)	24,400	973,560
Eagle Pharmaceuticals, Inc.(a)	25,743	1,202,198
Emergent BioSolutions, Inc.(a)	55,841	1,840,519
Common Stocks (continued)
Issuer	Shares	Value ($)
Fate Therapeutics, Inc.(a)	31,231	721,436
G1 Therapeutics, Inc.(a)	79,973	388,669
Halozyme Therapeutics, Inc.(a)	123,413	5,674,530
Heron Therapeutics, Inc.(a)	255,285	842,441
Iovance Biotherapeutics, Inc.(a)	131,052	884,601
Kronos Bio, Inc.(a)	95,900	356,748
Myriad Genetics, Inc.(a)	54,800	1,054,352
Natera, Inc.(a)	40,907	1,500,878
PMV Pharmaceuticals, Inc.(a)	71,804	844,415
REGENXBIO, Inc.(a)	75,560	1,589,782
Relay Therapeutics, Inc.(a)	77,422	1,260,430
Revolution Medicines, Inc.(a)	42,461	720,988
Sage Therapeutics, Inc.(a)	31,430	982,816
Sana Biotechnology, Inc.(a)	44,103	226,248
Twist Bioscience Corp.(a)	59,957	2,040,936
Vanda Pharmaceuticals, Inc.(a)	186,520	1,833,492
Veracyte, Inc.(a)	33,668	591,883
Vericel Corp.(a)	167,484	4,547,191
Verve Therapeutics, Inc.(a)	33,336	505,374
Total		54,630,254
Health Care Equipment & Supplies 4.8%
Angiodynamics, Inc.(a)	58,194	1,142,348
Avanos Medical, Inc.(a)	35,606	1,021,536
CONMED Corp.	38,169	4,438,673
Figs, Inc., Class A(a)	75,443	671,443
Haemonetics Corp.(a)	22,558	1,427,019
Integer Holdings Corp.(a)	30,364	2,422,440
iRhythm Technologies, Inc.(a)	32,621	4,594,668
LeMaitre Vascular, Inc.	100,611	4,599,935
Merit Medical Systems, Inc.(a)	178,579	10,962,965
Mesa Laboratories, Inc.	31,600	6,612,300
Neogen Corp.(a)	241,004	6,376,966
Nevro Corp.(a)	27,764	1,209,955
NuVasive, Inc.(a)	66,062	3,792,619
Omnicell, Inc.(a)	76,146	8,464,389
Orthofix Medical, Inc.(a)	22,886	629,136
Outset Medical, Inc.(a)	82,566	1,799,939
Shockwave Medical, Inc.(a)	28,140	4,620,869

6	Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sight Sciences, Inc.(a)	44,830	385,090
Varex Imaging Corp.(a)	36,000	829,440
Total		66,001,730
Health Care Providers & Services 1.1%
Acadia Healthcare Co., Inc.(a)	43,769	3,115,040
Accolade, Inc.(a)	79,999	513,593
Amedisys, Inc.(a)	13,191	1,528,969
Cano Health, Inc.(a)	318,126	1,638,349
Hanger, Inc.(a)	79,300	1,252,147
National Research Corp., Class A	39,693	1,424,582
Option Care Health, Inc.(a)	61,832	1,877,219
Patterson Companies, Inc.	9,800	309,582
Tenet Healthcare Corp.(a)	52,600	3,403,746
Total		15,063,227
Health Care Technology 1.0%
Computer Programs & Systems, Inc.(a)	31,822	1,014,804
Definitive Healthcare Corp.(a)	157,800	3,084,990
Evolent Health, Inc., Class A(a)	122,798	3,454,308
HealthStream, Inc.(a)	40,212	819,118
Simulations Plus, Inc.	119,144	5,656,957
Total		14,030,177
Life Sciences Tools & Services 1.0%
Azenta, Inc.	80,076	6,137,025
Personalis, Inc.(a)	142,930	566,003
Rapid Micro Biosystems, Inc., Class A(a)	50,856	254,789
Repligen Corp.(a)	33,375	5,489,186
Seer, Inc.(a)	28,371	251,934
Stevanato Group SpA(a)	82,025	1,324,704
Total		14,023,641
Pharmaceuticals 0.4%
Arvinas, Inc.(a)	42,192	1,758,984
Prestige Consumer Healthcare, Inc.(a)	11,500	641,930
Revance Therapeutics, Inc.(a)	142,392	1,947,923
Taro Pharmaceutical Industries Ltd.(a)	27,200	996,064
Total		5,344,901
Total Health Care		169,093,930
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 22.6%
Aerospace & Defense 2.0%
AAR Corp.(a)	25,800	1,244,076
Axon Enterprise, Inc.(a)	45,621	4,624,145
Hexcel Corp.	50,417	2,896,457
Mercury Systems, Inc.(a)	125,093	7,481,812
Moog, Inc., Class A	68,827	5,601,829
National Presto Industries, Inc.	17,600	1,189,584
Parsons Corp.(a)	65,400	2,553,216
Triumph Group, Inc.(a)	85,100	1,302,030
Vectrus, Inc.(a)	34,700	1,242,954
Total		28,136,103
Air Freight & Logistics 0.3%
Atlas Air Worldwide Holdings, Inc.(a)	35,037	2,442,429
Forward Air Corp.	8,200	764,158
HUB Group, Inc., Class A(a)	16,550	1,207,819
Total		4,414,406
Airlines 0.2%
Frontier Group Holdings, Inc.(a)	95,616	1,027,872
Mesa Air Group, Inc.(a)	109,300	335,551
Spirit Airlines, Inc.(a)	31,000	649,450
Total		2,012,873
Building Products 2.7%
AAON, Inc.	121,937	6,533,384
Advanced Drainage Systems, Inc.	29,486	3,229,012
AZEK Co., Inc. (The)(a)	68,979	1,453,388
Carlisle Companies, Inc.	10,758	2,737,158
Griffon Corp.	78,961	2,532,279
JELD-WEN Holding, Inc.(a)	58,300	1,097,789
Masonite International Corp.(a)	16,100	1,478,463
Quanex Building Products Corp.	47,180	959,641
Resideo Technologies, Inc.(a)	53,800	1,270,756
Simpson Manufacturing Co., Inc.	100,576	10,897,410
Trex Company, Inc.(a)	78,425	4,997,241
UFP Industries, Inc.	3,794	292,897
Total		37,479,418

Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 2.2%
ABM Industries, Inc.	53,000	2,562,550
ACCO Brands Corp.	168,600	1,271,244
ACV Auctions, Inc., Class A(a)	123,504	1,042,374
Brink’s Co. (The)	14,500	882,035
Casella Waste Systems, Inc., Class A(a)	183,528	13,136,934
Clean Harbors, Inc.(a)	17,310	1,616,754
Ennis, Inc.	52,500	952,875
Healthcare Services Group, Inc.	77,100	1,323,807
Interface, Inc.	109,335	1,573,331
Kimball International, Inc., Class B	104,000	888,160
Matthews International Corp., Class A	28,156	911,128
MSA Safety, Inc.	25,859	3,296,764
Steelcase, Inc., Class A	78,400	961,184
Total		30,419,140
Construction & Engineering 1.9%
API Group Corp.(a)	129,400	2,258,030
Comfort Systems U.S.A., Inc.	7,400	663,928
Construction Partners, Inc., Class A(a)	243,124	5,589,421
EMCOR Group, Inc.	54,035	5,707,717
Fluor Corp.(a)	45,300	1,278,819
Great Lakes Dredge & Dock Corp.(a)	84,400	1,240,680
MasTec, Inc.(a)	21,800	1,822,262
MYR Group, Inc.(a)	25,305	2,318,191
Primoris Services Corp.	38,700	939,636
Sterling Construction Co., Inc.(a)	25,200	620,172
Tutor Perini Corp.(a)	81,000	821,340
Valmont Industries, Inc.	10,952	2,811,926
Total		26,072,122
Electrical Equipment 1.1%
Atkor, Inc.(a)	5,000	544,600
AZZ, Inc.	26,800	1,199,568
Bloom Energy Corp., Class A(a)	209,842	3,676,432
Encore Wire Corp.	9,200	1,150,184
EnerSys	19,000	1,286,680
GrafTech International Ltd.	146,800	1,274,224
Powell Industries, Inc.	29,000	779,520
Preformed Line Products Co.	8,700	539,313
Common Stocks (continued)
Issuer	Shares	Value ($)
Shoals Technologies Group, Inc., Class A(a)	82,136	1,281,321
Sunrun, Inc.(a)	98,900	2,583,268
Thermon(a)	69,900	1,100,226
Total		15,415,336
Machinery 4.9%
Allison Transmission Holdings, Inc.	34,700	1,388,347
Altra Industrial Motion Corp.	21,820	855,562
Barnes Group, Inc.	51,692	1,862,463
Chart Industries, Inc.(a)	9,314	1,638,146
Douglas Dynamics, Inc.	132,260	4,155,609
Enerpac Tool Group Corp.	59,000	1,151,680
EnPro Industries, Inc.	12,800	1,225,728
ESCO Technologies, Inc.	53,337	3,510,108
Evoqua Water Technologies Corp.(a)	179,912	6,403,068
Flowserve Corp.	39,400	1,241,100
Graham Corp.	11,000	81,510
Greenbrier Companies, Inc. (The)	29,332	1,220,505
Helios Technologies, Inc.	90,861	6,216,710
Hillenbrand, Inc.	73,322	3,067,792
Hillman Solutions Corp.(a)	371,980	4,244,292
Hyster-Yale Materials Handling, Inc.	26,500	979,175
ITT, Inc.	38,900	2,871,598
John Bean Technologies Corp.	66,208	8,060,824
LB Foster Co., Class A(a)	14,200	186,446
Meritor, Inc.(a)	35,500	1,284,035
Miller Industries, Inc.	17,800	439,304
Mueller Industries, Inc.	40,892	2,202,034
Mueller Water Products, Inc., Class A	53,700	640,641
Omega Flex, Inc.	29,576	3,269,331
Proto Labs, Inc.(a)	19,300	930,067
RBC Bearings, Inc.(a)	37,277	6,948,060
Standex International Corp.	6,786	631,777
Wabash National Corp.	81,000	1,243,350
Total		67,949,262
Marine 0.1%
Matson, Inc.	6,700	602,196

8	Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 3.0%
BGSF, Inc.	20,800	264,784
CBIZ, Inc.(a)	11,400	466,944
CRA International, Inc.	9,103	780,400
Exponent, Inc.	111,841	10,109,308
FTI Consulting, Inc.(a)	5,600	940,800
Heidrick & Struggles International, Inc.	49,885	1,724,026
ICF International, Inc.	41,400	4,231,494
KBR, Inc.	114,727	5,708,816
Kelly Services, Inc., Class A	44,300	884,228
Kforce, Inc.	63,800	4,190,384
Korn/Ferry International	20,700	1,272,222
Mantech International Corp., Class A	28,697	2,744,868
Resources Connection, Inc.	77,100	1,424,037
Science Applications International Corp.	37,900	3,280,624
TrueBlue, Inc.(a)	124,463	2,740,675
Total		40,763,610
Road & Rail 0.8%
ArcBest Corp.	61,260	4,633,094
Heartland Express, Inc.	67,300	961,044
Marten Transport Ltd.	65,780	1,155,097
Saia, Inc.(a)	14,498	2,864,660
Schneider National, Inc., Class B	74,012	1,786,649
Total		11,400,544
Trading Companies & Distributors 3.4%
Air Lease Corp.	37,578	1,413,308
Applied Industrial Technologies, Inc.	62,847	6,499,008
Beacon Roofing Supply, Inc.(a)	53,600	3,291,576
BlueLinx Holdings, Inc.(a)	11,100	917,526
Boise Cascade Co.	40,894	3,161,924
Core & Main, Inc., Class A(a)	127,500	3,009,000
DXP Enterprises, Inc.(a)	50,870	1,560,692
EVI Industries, Inc.(a)	34,080	369,427
H&E Equipment Services, Inc.	42,284	1,507,425
Herc Holdings Inc	18,400	2,156,848
NOW, Inc.(a)	165,021	1,821,832
Rush Enterprises, Inc., Class A	89,173	4,546,039
SiteOne Landscape Supply, Inc.(a)	62,844	8,438,064
Common Stocks (continued)
Issuer	Shares	Value ($)
Transcat, Inc.(a)	30,338	1,923,126
Triton International Ltd.	65,600	4,183,312
Univar, Inc.(a)	85,800	2,635,776
Total		47,434,883
Total Industrials		312,099,893
Information Technology 13.4%
Communications Equipment 0.5%
Casa Systems, Inc.(a)	84,900	373,560
Ciena Corp.(a)	41,495	2,108,776
CommScope Holding Co., Inc.(a)	91,300	685,663
Comtech Telecommunications Corp.	93,400	1,168,434
Digi International, Inc.(a)	41,964	927,404
NETGEAR, Inc.(a)	48,100	916,305
Viavi Solutions, Inc.(a)	72,972	1,055,905
Total		7,236,047
Electronic Equipment, Instruments & Components 2.3%
Avnet, Inc.	26,000	1,259,700
Belden, Inc.	25,100	1,445,258
ePlus, Inc.(a)	38,712	2,196,519
Fabrinet(a)	15,410	1,338,667
II-VI, Inc.(a)	71,324	4,457,750
Insight Enterprises, Inc.(a)	12,900	1,274,778
Kimball Electronics, Inc.(a)	38,300	728,083
Littelfuse, Inc.	11,387	3,076,767
Methode Electronics, Inc.	27,300	1,229,865
Novanta, Inc.(a)	68,154	8,380,216
PC Connection, Inc.	19,900	889,729
Plexus Corp.(a)	3,100	262,880
Sanmina Corp.(a)	30,400	1,334,256
Scansource, Inc.(a)	32,700	1,266,798
Vishay Intertechnology, Inc.	133,667	2,732,154
Total		31,873,420
IT Services 1.6%
BM Technologies, Inc.(a)	16,663	109,809
Cass Information Systems, Inc.	34,400	1,173,728
Computer Services, Inc.	60,992	2,505,247
CSG Systems International, Inc.	5,400	335,826
DigitalOcean Holdings, Inc.(a)	68,080	3,325,708

Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ExlService Holdings, Inc.(a)	45,649	6,490,831
Globant SA(a)	13,373	2,534,317
LiveRamp Holdings, Inc.(a)	43,619	1,116,646
MAXIMUS, Inc.	17,974	1,166,333
MoneyGram International, Inc.(a)	72,400	729,792
Remitly Global, Inc.(a)	85,620	937,539
Repay Holdings Corp.(a)	113,966	1,418,877
Verra Mobility Corp.(a)	19,200	306,240
Total		22,150,893
Semiconductors & Semiconductor Equipment 2.1%
Amkor Technology, Inc.	95,192	1,945,724
Diodes, Inc.(a)	64,255	4,948,278
Kulicke & Soffa Industries, Inc.	38,800	2,101,796
MagnaChip Semiconductor Corp.(a)	161,800	3,155,100
MKS Instruments, Inc.	28,810	3,558,035
Photronics, Inc.(a)	154,873	3,366,939
Semtech Corp.(a)	38,221	2,449,584
SMART Global Holdings, Inc.(a)	137,900	3,399,235
Ultra Clean Holdings, Inc.(a)	76,043	2,552,003
Wolfspeed, Inc.(a)	23,870	1,795,740
Total		29,272,434
Software 6.7%
A10 Networks, Inc.	104,114	1,604,397
Altair Engineering, Inc., Class A(a)	115,643	6,355,739
Blackline, Inc.(a)	115,062	8,424,840
ChannelAdvisor Corp.(a)	60,982	832,404
Clearwater Analytics Holdings, Inc., Class A(a)	72,725	1,026,150
CyberArk Software Ltd.(a)	30,300	4,208,670
Descartes Systems Group, Inc. (The)(a)	145,910	8,659,758
Digital Turbine, Inc.(a)	30,491	775,386
Duck Creek Technologies, Inc.(a)	76,931	1,428,609
Ebix, Inc.	23,300	679,195
Elastic NV(a)	25,887	1,595,933
Envestnet, Inc.(a)	47,569	3,169,047
Everbridge, Inc.(a)	34,966	1,444,445
Five9, Inc.(a)	25,870	2,501,888
JFrog Ltd.(a)	65,432	1,220,307
Model N, Inc.(a)	267,725	6,735,961
New Relic, Inc.(a)	19,739	924,969
Common Stocks (continued)
Issuer	Shares	Value ($)
Paycor HCM, Inc.(a)	333,797	8,184,702
PROS Holdings, Inc.(a)	187,273	5,110,680
Q2 Holdings, Inc.(a)	133,357	7,031,915
Smartsheet, Inc., Class A(a)	61,372	2,187,912
Sprout Social, Inc., Class A(a)	16,433	836,933
SPS Commerce, Inc.(a)	89,150	9,542,616
Telos Corp.(a)	75,300	725,139
Vertex, Inc.(a)	282,326	3,122,526
Workiva, Inc., Class A(a)	46,305	3,380,728
Xperi Holding Corp.	38,400	632,064
Total		92,342,913
Technology Hardware, Storage & Peripherals 0.2%
Diebold, Inc.(a)	296,500	922,115
Super Micro Computer, Inc.(a)	21,300	1,066,278
Total		1,988,393
Total Information Technology		184,864,100
Materials 4.1%
Chemicals 2.7%
AdvanSix, Inc.	26,800	1,241,644
American Vanguard Corp.	26,100	644,148
Ashland Global Holdings, Inc.	33,400	3,574,468
Avient Corp.	65,200	3,207,840
Balchem Corp.	50,357	6,265,922
Cabot Corp.	82,735	6,255,593
Chase Corp.	7,300	589,767
Ecovyst, Inc.	113,900	1,169,753
FutureFuel Corp.	37,900	272,501
Hawkins, Inc.	7,000	253,120
HB Fuller Co.	46,800	3,326,544
Innospec, Inc.	6,400	652,992
Intrepid Potash, Inc.(a)	28,000	1,844,360
Koppers Holdings, Inc.	24,300	658,530
Minerals Technologies, Inc.	19,913	1,319,435
NewMarket Corp.	2,000	659,040
Orion Engineered Carbons SA	92,941	1,794,691
Tredegar Corp.	54,200	656,362
Trinseo PLC	22,600	1,068,754

10	Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tronox Holdings PLC, Class A	76,567	1,378,972
Zymergen, Inc.(a)	40,012	56,817
Total		36,891,253
Construction Materials 0.1%
Summit Materials, Inc., Class A(a)	78,800	2,152,028
Containers & Packaging 0.2%
O-I Glass, Inc.(a)	162,200	2,668,190
TriMas Corp.	11,000	309,980
Total		2,978,170
Metals & Mining 0.9%
Allegheny Technologies, Inc.(a)	99,100	2,725,250
Commercial Metals Co.	59,155	2,350,228
Compass Minerals International, Inc.	20,400	916,572
Haynes International, Inc.	17,603	673,315
Kaiser Aluminum Corp.	13,447	1,373,880
Materion Corp.	36,300	2,975,874
Ryerson Holding Corp.	17,000	512,380
Warrior Met Coal, Inc.	21,500	722,830
Worthington Industries, Inc.	13,800	643,632
Total		12,893,961
Paper & Forest Products 0.2%
Glatfelter Corp.	172,884	1,490,260
Mercer International, Inc.	44,900	663,173
Total		2,153,433
Total Materials		57,068,845
Real Estate 4.9%
Equity Real Estate Investment Trusts (REITS) 4.2%
Acadia Realty Trust	66,448	1,306,368
Alexander’s, Inc.	5,000	1,211,250
American Assets Trust, Inc.	98,800	3,369,080
Apple Hospitality REIT, Inc.	263,939	4,410,421
Braemar Hotels & Resorts, Inc.	58,900	341,620
CareTrust REIT, Inc.	77,248	1,431,405
Centerspace	51,813	4,299,443
CubeSmart	48,036	2,139,043
EastGroup Properties, Inc.	6,862	1,108,556
First Industrial Realty Trust, Inc.	82,692	4,395,080
Healthcare Realty Trust, Inc.	40,828	1,186,870
Common Stocks (continued)
Issuer	Shares	Value ($)
Independence Realty Trust, Inc.	81,700	1,920,767
National Storage Affiliates Trust	36,718	1,925,859
NetSTREIT Corp.	70,100	1,474,203
Pebblebrook Hotel Trust	57,500	1,294,325
Piedmont Office Realty Trust, Inc.	62,464	920,719
PotlatchDeltic Corp.	88,543	4,644,966
PS Business Parks, Inc.	26,522	4,976,323
Seritage Growth Properties, Class A(a)	86,900	697,807
SITE Centers Corp.	122,344	1,923,248
STAG Industrial, Inc.	53,966	1,797,068
Tanger Factory Outlet Centers, Inc.	365,970	6,408,135
Terreno Realty Corp.	53,291	3,235,296
UMH Properties, Inc.	54,321	1,069,580
Total		57,487,432
Real Estate Management & Development 0.7%
FirstService Corp.	59,175	7,582,093
RE/MAX Holdings, Inc., Class A	51,500	1,251,450
RMR Group, Inc. (The), Class A	42,500	1,275,850
Total		10,109,393
Total Real Estate		67,596,825
Utilities 2.9%
Electric Utilities 0.9%
Allete, Inc.	21,200	1,314,824
Hawaiian Electric Industries, Inc.	29,500	1,273,515
Otter Tail Corp.	20,700	1,353,573
PNM Resources, Inc.	22,000	1,045,660
Portland General Electric Co.	146,027	7,191,830
Total		12,179,402
Gas Utilities 1.3%
New Jersey Resources Corp.	73,900	3,393,488
Northwest Natural Holding Co.	25,499	1,384,341
ONE Gas, Inc.	39,400	3,428,588
South Jersey Industries, Inc.	152,600	5,318,110
Southwest Gas Holdings, Inc.	37,916	3,531,117
Spire, Inc.	16,000	1,252,800
Total		18,308,444
Independent Power and Renewable Electricity Producers 0.4%
Clearway Energy, Inc., Class C	162,333	5,689,771

Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.2%
Avista Corp.	27,500	1,194,600
Unitil Corp.	14,043	811,826
Total		2,006,426
Water Utilities 0.1%
American States Water Co.	19,244	1,525,087
Total Utilities		39,709,130
Total Common Stocks (Cost $1,288,668,166)		1,353,663,190

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(e),(f)	29,451,900	29,440,120
Total Money Market Funds (Cost $29,441,022)		29,440,120
Total Investments in Securities (Cost: $1,318,109,188)		1,383,103,310
Other Assets & Liabilities, Net		(187,786)
Net Assets		1,382,915,524

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At May 31, 2022, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Clementia Pharmaceuticals, Inc.	04/23/2019	134,864	—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	35,234,038	245,878,952	(251,671,991)	(879)	29,440,120	(5,132)	55,434	29,451,900
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2022

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3QT102_08_M01_(07/22)